PORTFOLIO OF INVESTMENTS – as of March 31, 2020 (Unaudited)

Natixis Loomis Sayles Short Duration Income ETF

Principal Amount	Description	Value (†)
Bonds and Notes – 98.6% of Net Assets
	ABS Car Loan – 17.9%
$ 280,000	Ally Auto Receivables Trust, Series 2019-4, Class A3, 1.840%, 6/17/2024(a)	$281,651
160,000	Ally Master Owner Trust, Series 2018-1, Class A2, 2.700%, 1/17/2023(a)	157,394
105,000	American Credit Acceptance Receivables Trust, Series 2019-4, Class C, 2.690%, 12/12/2025, 144A	94,701
15,000	American Credit Acceptance Receivables Trust, Series 2020-1A, Class B, 2.080%, 12/13/2023, 144A	14,477
115,000	AmeriCredit Automobile Receivables Trust, Series 2018-3, Class B, 3.580%, 10/18/2024(a)	114,908
20,000	AmeriCredit Automobile Receivables Trust, Series 2019-2, Class B, 2.540%, 7/18/2024	19,621
130,000	AmeriCredit Automobile Receivables Trust, Series 2019-3, Class A3, 2.060%, 4/18/2024(a)	131,930
25,390	Avid Automobile Receivables Trust, Series 2018-1, Class A, 2.840%, 8/15/2023, 144A(a)	25,248
100,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class A, 3.350%, 9/22/2025, 144A(a)	94,570
105,000	Capital One Prime Auto Receivables Trust, Series 2019-2, Class A3, 1.920%, 5/15/2024(a)	105,969
70,000	CarMax Auto Owner Trust, Series 2019-4, Class A2A, 2.010%, 3/15/2023	69,928
46,447	CarMax Auto Owner Trust, Series 2018-1, Class A3, 2.480%, 11/15/2022(a)	46,337
120,000	CarMax Auto Owner Trust, Series 2018-2, Class A4, 3.160%, 7/17/2023(a)	121,292
15,000	CarMax Auto Owner Trust, Series 2019-3, Class A3, 2.180%, 8/15/2024	15,056
155,000	CarMax Auto Owner Trust, Series 2020-1, Class A2, 1.870%, 4/17/2023(a)	155,009
85,000	Carvana Auto Receivables Trust, Series 2019-3A, Class A3, 2.340%, 6/15/2023, 144A	83,473
100,000	CPS Auto Receivables Trust, Series 2018-D, Class B, 3.610%, 11/15/2022, 144A(a)	99,658
130,000	Drive Auto Receivables Trust, Series 2018-5, Class B, 3.680%, 7/15/2023(a)	129,419
5,000	Drive Auto Receivables Trust, Series 2019-3, Class B, 2.650%, 2/15/2024	4,936
10,000	DT Auto Owner Trust, Series 2019-4A, Class B, 2.360%, 1/16/2024, 144A	9,790
20,000	DT Auto Owner Trust, Series 2018-2A, Class C, 3.670%, 3/15/2024, 144A	19,927
35,000	DT Auto Owner Trust, Series 2019-1A, Class C, 3.610%, 11/15/2024, 144A	34,788
35,000	DT Auto Owner Trust, Series 2019-2A, Class C, 3.180%, 2/18/2025, 144A	34,551
10,000	DT Auto Owner Trust, Series 2020-1A, Class B, 2.160%, 5/15/2024, 144A	9,717
8,646	Exeter Automobile Receivables Trust, Series 2018-2A, Class B, 3.270%, 5/16/2022, 144A(a)	8,639

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	ABS Car Loan – continued
$ 30,000	Exeter Automobile Receivables Trust, Series 2019-2A, Class B, 3.060%, 5/15/2023, 144A	$30,342
10,000	Exeter Automobile Receivables Trust, Series 2019-3A, Class B, 2.580%, 8/15/2023, 144A	9,856
20,000	Exeter Automobile Receivables Trust, Series 2020-1A, Class B, 2.260%, 4/15/2024, 144A	19,294
591	First Investors Auto Owner Trust, Series 2017-1A, Class A2, 2.200%, 3/15/2022, 144A(a)	590
16,446	First Investors Auto Owner Trust, Series 2018-2A, Class A1, 3.230%, 12/15/2022, 144A(a)	16,377
31,282	First Investors Auto Owner Trust, Series 2019-1A, Class A, 2.890%, 3/15/2024, 144A(a)	31,032
49,467	First Investors Auto Owner Trust, Series 2019-2A, Class A, 2.210%, 9/16/2024, 144A	48,953
65,000	Flagship Credit Auto Trust, Series 2018-1, Class B, 3.130%, 1/17/2023, 144A(a)	64,692
35,000	Flagship Credit Auto Trust, Series 2018-4, Class B, 3.880%, 10/16/2023, 144A	35,049
40,000	Ford Credit Auto Lease Trust, Series 2020-A, Class A3, 1.850%, 3/15/2023	39,335
50,495	Ford Credit Auto Owner Trust, Series 2019-B, Class A2A, 2.350%, 2/15/2022	50,314
250,000	Ford Credit Auto Owner Trust, Series 2019-C, Class A3, 1.870%, 3/15/2024(a)	249,459
80,000	Ford Credit Floorplan Master Owner Trust, Series 2019-1, Class A, 2.840%, 3/15/2024(a)	79,071
100,000	Foursight Capital Automobile Receivables Trust, Series 2018-2, Class A3, 3.640%, 5/15/2023, 144A(a)	99,289
31,097	GLS Auto Receivables Trust, Series 2018-1A, Class A, 2.820%, 7/15/2022, 144A(a)	30,954
35,000	GLS Auto Receivables Trust, Series 2018-3A, Class B, 3.780%, 8/15/2023, 144A	34,298
49,883	GLS Auto Receivables Trust, Series 2019-2A, Class A, 3.060%, 4/17/2023, 144A(a)	48,764
35,000	GLS Auto Receivables Trust, Series 2019-4A, Class B, 2.780%, 9/16/2024, 144A	33,764
107,030	GM Financial Consumer Automobile Receivables Trust, Series 2018-2, Class A3, 2.810%, 12/16/2022(a)	107,072
55,000	GM Financial Consumer Automobile Receivables Trust, Series 2019-3, Class A3, 2.180%, 4/16/2024	55,234
40,000	GM Financial Consumer Automobile Receivables Trust, Series 2020-1, Class A2, 1.830%, 1/17/2023	40,100
35,000	Harley-Davidson Motorcycle Trust, Series 2020-A, Class A3, 1.870%, 10/15/2024	34,212
275,000	Honda Auto Receivables Owner Trust, Series 2019-4, Class A3, 1.830%, 1/18/2024(a)	272,953
41,324	Hyundai Auto Lease Securitization Trust, Series 2018-A, Class A3, 2.810%, 4/15/2021, 144A(a)	41,312
105,000	Hyundai Auto Receivables Trust, Series 2019-B, Class A3, 1.940%, 2/15/2024	103,222
95,000	Mercedes-Benz Auto Lease Trust, Series 2019-B, Class A2, 2.010%, 12/15/2021	94,905
100,000	NextGear Floorplan Master Owner Trust, Series 2020-1A, Class A2, 1.550%, 2/18/2025, 144A	96,180

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	ABS Car Loan – continued
$ 50,000	Nissan Auto Lease Trust, Series 2020-A, Class A3, 1.840%, 1/17/2023	$49,448
125,000	Prestige Auto Receivables Trust, Series 2019-1A, Class A3, 2.450%, 5/15/2023, 144A(a)	124,612
60,000	Santander Drive Auto Receivables Trust, Series 2019-1, Class B, 3.210%, 9/15/2023(a)	59,880
30,000	Santander Drive Auto Receivables Trust, Series 2019-2, Class C, 2.900%, 10/15/2024	29,068
50,000	Santander Drive Auto Receivables Trust, Series 2018-5, Class C, 3.810%, 12/16/2024	49,394
16,317	Santander Drive Auto Receivables Trust, Series 2019-1, Class A3, 3.000%, 12/15/2022	16,294
60,000	Santander Drive Auto Receivables Trust, Series 2019-3, Class A3, 2.160%, 11/15/2022	59,222
135,000	Toyota Auto Receivables Owner Trust, Series 2019-D, Class A3, 1.920%, 1/16/2024(a)	134,716
115,000	Toyota Auto Receivables Owner Trust, Series 2020-A, Class A3 MTN, 1.660%, 5/15/2024(a)	114,625
45,000	USAA Auto Owner Trust, Series 2019-1, Class A3, 2.160%, 7/17/2023	44,761
16,159	Westlake Automobile Receivables Trust, Series 18-2A, Class B, 3.200%, 1/16/2024, 144A	16,109
6,184	Westlake Automobile Receivables Trust, Series 2018-3A, Class A2A, 2.980%, 1/18/2022, 144A	6,175
25,000	Westlake Automobile Receivables Trust, Series 2019-1A, Class B, 3.260%, 10/17/2022, 144A	23,893
100,000	Westlake Automobile Receivables Trust, Series 2019-2A, Class B, 2.620%, 7/15/2024, 144A	96,668
105,019	World Omni Auto Receivables Trust, Series 2018-B, Class A3, 2.870%, 7/17/2023(a)	104,065
165,000	World Omni Auto Receivables Trust, Series 2019-C, Class A3, 1.960%, 12/16/2024(a)	162,966
455,000	World Omni Auto Receivables Trust, Series 2020-A, Class A3, 1.100%, 4/15/2025(a)	450,755
42,347	World Omni Automobile Lease Securitization Trust, Series 2018-A, Class A3, 2.830%, 7/15/2021(a)	42,383
80,000	World Omni Automobile Lease Securitization Trust, Series 2020-A, Class A3, 1.700%, 1/17/2023	78,266

		5,312,912

	ABS Credit Card – 3.3%
100,000	American Express Credit Account Master Trust, Series 2019-1, Class A, 2.870%, 10/15/2024(a)	103,038
230,000	Barclays Dryrock Issuance Trust, Series 2019-1, Class A, 1.960%, 5/15/2025(a)	227,694
265,000	Citibank Credit Card Issuance Trust, Series 2018-A2, Class A2, 1-month LIBOR + 0.330%, 1.103%, 1/20/2025(a)(b)	258,534
100,000	World Financial Network Credit Card Master Trust, Series 2016-A, Class A, 2.030%, 4/15/2025(a)	99,519
185,000	World Financial Network Credit Card Master Trust, Series 2018-A, Class A, 3.070%, 12/16/2024(a)	184,488
110,000	World Financial Network Credit Card Master Trust, Series 2019-C, Class A, 2.210%, 7/15/2026(a)	105,650

		978,923

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	ABS Other – 1.3%
$ 30,000	Navistar Financial Dealer Note Master Owner Trust II, Series 2018-1, Class A, 1-month LIBOR + 0.630%, 1.577%, 9/25/2023, 144A(b)	$29,099
100,000	OneMain Financial Issuance Trust, Series 2015-3A, Class A, 3.630%, 11/20/2028, 144A(a)	94,679
40,741	SCF Equipment Leasing LLC, Series 2018-1A, Class A2, 3.630%, 10/20/2024, 144A(a)	39,985
77,604	SoFi Consumer Loan Program Trust, Series 2018-2, Class A2, 3.350%, 4/26/2027, 144A(a)	76,883
63,958	SoFi Consumer Loan Program Trust, Series 2018-4, Class A, 3.540%, 11/26/2027, 144A(a)	63,315
75,000	Verizon Owner Trust, Series 2020-A, Class A1A, 1.850%, 7/22/2024	73,170

		377,131

	ABS Student Loan – 0.9%
12,220	Navient Private Education Refi Loan Trust, Series 2018-A, Class A1, 2.530%, 2/18/2042, 144A(a)	12,209
47,793	SoFi Professional Loan Program LLC, Series 2015-D, Class A2, 2.720%, 10/27/2036, 144A(a)	47,481
215,359	SoFi Professional Loan Program Trust, Series 2020-A, Class A1FX, 2.060%, 5/15/2046, 144A(a)	209,911

		269,601

	Aerospace & Defense – 1.4%
110,000	General Dynamics Corp., 2.875%, 5/11/2020(a)	110,076
60,000	General Dynamics Corp., 3.000%, 5/11/2021(a)	60,462
75,000	General Dynamics Corp., 3.250%, 4/01/2025	79,450
20,000	Huntington Ingalls Industries, Inc., 3.844%, 5/01/2025, 144A	20,589
75,000	Northrop Grumman Corp., 4.400%, 5/01/2030	87,065
55,000	Textron, Inc., 3.000%, 6/01/2030	51,414

		409,056

	Agency Commercial Mortgage-Backed Securities – 1.2%
9,979	Federal Home Loan Mortgage Corp., Series KJ28, Class A1, 1.766%, 2/25/2025	10,154
239,851	Federal National Mortgage Association, Series 2020-M5, Class FA, 1-month LIBOR + 0.460%, 2.041%, 1/25/2027(a)(b)	239,073
96,134	FHLMC Multifamily Structured Pass Through Certificates, Series KF72, Class A, 1-month LIBOR + 0.500%, 2.015%, 11/25/2026(b)	95,182
3,885	FHLMC Multifamily Structured Pass Through Certificates, Series KI01, Class A, 1-month LIBOR + 0.160%, 1.675%, 9/25/2022(a)(b)	3,812

		348,221

	Airlines – 0.3%
100,000	Delta Air Lines, Inc., 2.600%, 12/04/2020	95,503

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Automotive – 5.7%
$ 135,000	American Honda Finance Corp., MTN, 2.200%, 6/27/2022	$132,615
200,000	BMW Finance NV, 2.250%, 8/12/2022, 144A(a)	192,629
60,000	BMW U.S. Capital LLC, 1.850%, 9/15/2021, 144A(a)	58,959
60,000	BMW U.S. Capital LLC, 3.400%, 8/13/2021, 144A(a)	59,899
55,000	BMW U.S. Capital LLC, 3.450%, 4/12/2023, 144A(a)	54,638
150,000	Daimler Finance North America LLC, 2.125%, 3/10/2025, 144A	138,022
150,000	Daimler Finance North America LLC, 3.700%, 5/04/2023, 144A(a)	147,479
95,000	General Motors Co., 3-month LIBOR + 0.900%, 1.796%, 9/10/2021(b)	85,734
55,000	General Motors Financial Co., Inc., 2.900%, 2/26/2025	47,543
10,000	Harley-Davidson Financial Services, Inc., 3-month LIBOR + 0.940%, 2.520%, 3/02/2021, 144A(b)	9,992
15,000	Harley-Davidson Financial Services, Inc., 3.350%, 2/15/2023, 144A	14,677
40,000	Harley-Davidson Financial Services, Inc., 4.050%, 2/04/2022, 144A	39,110
15,000	Hyundai Capital America, 2.375%, 2/10/2023, 144A	14,142
95,000	Hyundai Capital America, 2.750%, 9/18/2020, 144A	95,225
45,000	Hyundai Capital America, 3.000%, 2/10/2027, 144A	41,711
75,000	Lear Corp., 3.500%, 5/30/2030	64,935
45,000	Nissan Motor Acceptance Corp., 2.150%, 7/13/2020, 144A(a)	44,734
105,000	Nissan Motor Acceptance Corp., 3.150%, 3/15/2021, 144A(a)	103,463
25,000	PACCAR Financial Corp., MTN, 1.900%, 2/07/2023	24,665
15,000	PACCAR Financial Corp., MTN, 2.000%, 9/26/2022	14,776
110,000	PACCAR Financial Corp., MTN, 2.800%, 3/01/2021(a)	110,615
75,000	Toyota Motor Credit Corp., GMTN, 3.050%, 1/08/2021(a)	75,303
40,000	Toyota Motor Credit Corp., MTN, 2.150%, 2/13/2030	37,096
75,000	Toyota Motor Credit Corp., MTN, 3.000%, 4/01/2025	75,203

		1,683,165

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Banking – 17.4%
$ 135,000	American Express Co., 3.700%, 11/05/2021(a)	$138,119
210,000	Bank of America Corp., (fixed rate to 1/20/2022, variable rate thereafter), MTN, 3.124%, 1/20/2023(a)	213,362
110,000	Bank of America Corp., (fixed rate to 5/17/2021, variable rate thereafter), MTN, 3.499%, 5/17/2022(a)	111,307
70,000	Bank of Montreal, MTN, 2.500%, 6/28/2024	68,407
65,000	Bank of Montreal, MTN, 2.900%, 3/26/2022(a)	65,833
70,000	Bank of Montreal, Series D, 3.100%, 4/13/2021(a)	70,701
275,000	Bank of New York Mellon (The), 3-month LIBOR + 0.280%, 1.534%, 6/04/2021(a)(b)	270,985
150,000	Bank of Nova Scotia (The), 1.950%, 2/01/2023(a)	149,447
150,000	Bank of Nova Scotia (The), 2.000%, 11/15/2022(a)	150,368
125,000	Bank of Nova Scotia (The), 2.200%, 2/03/2025	125,438
50,000	Bank of Nova Scotia (The), 2.500%, 1/08/2021(a)	50,138
20,000	Canadian Imperial Bank of Commerce, 2.700%, 2/02/2021(a)	20,079
135,000	Canadian Imperial Bank of Commerce, (fixed rate to 7/22/2022, variable rate thereafter), 2.606%, 7/22/2023	135,478
105,000	Capital One Financial Corp., 3.200%, 1/30/2023(a)	103,783
15,000	Capital One Financial Corp., 3.750%, 3/09/2027	14,399
90,000	Citigroup, Inc., (fixed rate to 1/24/2022, variable rate thereafter), 3.142%, 1/24/2023	91,060
120,000	Citigroup, Inc., (fixed rate to 11/04/2021, variable rate thereafter), 2.312%, 11/04/2022	119,543
45,000	Citigroup, Inc., (fixed rate to 3/31/2030, variable rate thereafter), 4.412%, 3/31/2031	49,441
30,000	Comerica, Inc., 3.700%, 7/31/2023	30,794
75,000	Commonwealth Bank of Australia, 3.450%, 3/16/2023, 144A(a)	76,129
25,000	Fifth Third Bancorp, 2.600%, 6/15/2022	24,710
45,000	Goldman Sachs Bank USA, 3.200%, 6/05/2020(a)	45,008
225,000	Goldman Sachs Group, Inc. (The), 3-month LIBOR + 1.200%, 1.941%, 9/15/2020(a)(b)	224,837
20,000	Goldman Sachs Group, Inc. (The), 2.600%, 2/07/2030	18,861
75,000	Goldman Sachs Group, Inc. (The), 3.500%, 4/01/2025	76,667
245,000	JPMorgan Chase & Co., 2.750%, 6/23/2020(a)	244,826
25,000	JPMorgan Chase & Co., 4.250%, 10/15/2020	25,285

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Banking – continued
$ 105,000	JPMorgan Chase & Co., (fixed rate to 3/13/2025, variable rate thereafter), 2.005%, 3/13/2026	$104,290
65,000	JPMorgan Chase & Co., (fixed rate to 4/1/2022, variable rate thereafter), 3.207%, 4/01/2023(a)	66,119
90,000	KeyCorp, MTN, 2.250%, 4/06/2027	83,552
200,000	Lloyds Bank PLC, 2.250%, 8/14/2022(a)	199,640
150,000	Macquarie Bank Ltd., 2.100%, 10/17/2022, 144A	148,560
105,000	Macquarie Bank Ltd., 2.300%, 1/22/2025, 144A	103,177
65,000	Mitsubishi UFJ Financial Group, Inc., 2.665%, 7/25/2022(a)	64,783
60,000	Morgan Stanley, (fixed rate to 4/01/2030, variable rate thereafter), MTN, 3.622%, 4/01/2031	62,756
150,000	Morgan Stanley, GMTN, SOFRRATE + 0.700%, 1.613%, 1/20/2023(b)	139,629
150,000	Royal Bank of Canada, GMTN, 1.950%, 1/17/2023(a)	148,473
110,000	Royal Bank of Canada, GMTN, 2.800%, 4/29/2022(a)	111,478
200,000	Santander UK PLC, 3-month LIBOR + 0.660%, 2.352%, 11/15/2021(a)(b)	194,295
150,000	State Street Corp., 1.950%, 5/19/2021(a)	149,341
35,000	State Street Corp., (fixed rate to 3/30/2025, variable rate thereafter), 2.901%, 3/30/2026, 144A	35,827
20,000	Synchrony Financial, 2.850%, 7/25/2022	18,989
15,000	Synchrony Financial, 4.375%, 3/19/2024	14,756
110,000	Toronto Dominion Bank (The), GMTN, 2.550%, 1/25/2021(a)	108,730
75,000	Toronto-Dominion Bank (The), MTN, 1.900%, 12/01/2022	74,876
40,000	Toronto-Dominion Bank (The), MTN, 3.250%, 6/11/2021	40,827
95,000	Truist Bank, (fixed rate to 10/26/2020, variable rate thereafter), 3.525%, 10/26/2021(a)	95,177
70,000	Truist Financial Corp., 2.700%, 1/27/2022	70,377
95,000	Truist Financial Corp., MTN, 3.050%, 6/20/2022(a)	96,918
150,000	Westpac Banking Corp., 2.000%, 1/13/2023(a)	148,289
165,000	Westpac Banking Corp., 2.650%, 1/25/2021(a)	165,591
25,000	Westpac Banking Corp., 2.800%, 1/11/2022	25,240

		5,186,695

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Brokerage – 0.7%
$ 55,000	Ameriprise Financial, Inc., 3.000%, 3/22/2022	$55,688
65,000	BlackRock, Inc., 2.400%, 4/30/2030	64,761
15,000	Charles Schwab Corp. (The), 3.250%, 5/21/2021	15,112
75,000	Charles Schwab Corp. (The), 4.625%, 3/22/2030	82,602

		218,163

	Building Materials – 1.0%
10,000	American Woodmark Corp., 4.875%, 3/15/2026, 144A	9,325
35,000	Builders FirstSource, Inc., 5.000%, 3/01/2030, 144A	31,500
120,000	Martin Marietta Materials, Inc., 3-month LIBOR + 0.650%, 2.333%, 5/22/2020(b)	119,141
25,000	Martin Marietta Materials, Inc., Series CB, 2.500%, 3/15/2030	22,631
110,000	Vulcan Materials Co., 3-month LIBOR + 0.650%, 2.230%, 3/01/2021(b)	105,809

		288,406

	Cable Satellite – 0.3%
60,000	Comcast Corp., 3.300%, 4/01/2027	64,416
30,000	DISH DBS Corp., 5.000%, 3/15/2023	28,704

		93,120

	Chemicals – 0.4%
35,000	DuPont de Nemours, Inc., 3.766%, 11/15/2020	35,110
50,000	Ecolab, Inc., 4.350%, 12/08/2021	49,590
25,000	Sherwin Williams Co. (The), 2.300%, 5/15/2030	23,284

		107,984

	Collateralized Mortgage Obligations – 4.1%
167,075	Government National Mortgage Association, Series 2019-H13, Class FT, 1-year CMT + 0.450%, 1.950%, 8/20/2069(a)(b)	165,811
3,523	Government National Mortgage Association, Series 2011-H23, Class HA, 3.000%, 12/20/2061(a)(c)(d)	3,620
6,901	Government National Mortgage Association, Series 2012-H28, Class FA, 1-month LIBOR + 0.580%, 2.242%, 9/20/2062(a)(b)(c)(d)	6,852
64,578	Government National Mortgage Association, Series 2013-H04, Class BA, 1.650%, 2/20/2063(a)	64,441
72,077	Government National Mortgage Association, Series 2013-H10, Class LA, 2.500%, 4/20/2063(a)	72,189
140,908	Government National Mortgage Association, Series 2013-H11, Class JA, 3.500%, 4/20/2063(a)	142,124
42,523	Government National Mortgage Association, Series 2016-H13, Class FT, 1-month LIBOR + 0.580%, 2.242%, 5/20/2066(a)(b)	42,306

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Collateralized Mortgage Obligations – continued
$ 155,082	Government National Mortgage Association, Series 2017-H24, Class FJ, 1-month LIBOR + 0.250%, 1.912%, 10/20/2067(a)(b)	$154,813
67,676	Government National Mortgage Association, Series 2018-H02, Class FJ, 1-month LIBOR + 0.200%, 1.862%, 10/20/2064(a)(b)	67,401
72,623	Government National Mortgage Association, Series 2019-H01, Class FJ, 1-month LIBOR + 0.300%, 1.962%, 9/20/2068(a)(b)	71,763
56,534	Government National Mortgage Association, Series 2019-H01, Class FT, 1-month LIBOR + 0.400%, 2.062%, 10/20/2068(a)(b)	55,905
79,877	Government National Mortgage Association, Series 2019-H0A, Class FT, 1-year CMT + 0.430%, 1.930%, 4/20/2069(a)(b)	79,222
284,611	Government National Mortgage Association, Series 2020-HO1, Class FT, 1-year CMT + 0.500%, 2.036%, 1/20/2070(a)(b)	297,114

		1,223,561

	Construction Machinery – 1.3%
150,000	Caterpillar Financial Services Corp., MTN, 1.950%, 11/18/2022	149,490
40,000	Caterpillar Financial Services Corp., MTN, 3.150%, 9/07/2021	40,734
15,000	John Deere Capital Corp., MTN, 1.750%, 3/09/2027	14,419
100,000	John Deere Capital Corp., MTN, 2.875%, 3/12/2021	100,652
80,000	John Deere Capital Corp., MTN, 2.950%, 4/01/2022	81,715

		387,010

	Consumer Cyclical Services – 1.5%
80,000	eBay, Inc., 1.900%, 3/11/2025	75,552
155,000	eBay, Inc., 2.150%, 6/05/2020	154,912
75,000	Mastercard, Inc., 3.300%, 3/26/2027	81,714
70,000	VISA, Inc., 1.900%, 4/15/2027	69,803
70,000	Western Union Co. (The), 4.250%, 6/09/2023	74,371

		456,352

	Consumer Products – 0.2%
50,000	Hasbro, Inc., 3.550%, 11/19/2026	47,699

	Diversified Manufacturing – 1.8%
30,000	Carrier Global Corp., 1.923%, 2/15/2023, 144A	29,535
65,000	Carrier Global Corp., 2.242%, 2/15/2025, 144A	63,143
35,000	Honeywell International, Inc., 1.850%, 11/01/2021	35,017
85,000	Ingersoll-Rand Global Holding Co. Ltd., 2.900%, 2/21/2021	84,273

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Diversified Manufacturing – continued
$ 75,000	Otis Worldwide Corp., 2.056%, 4/05/2025, 144A	$73,300
105,000	Otis Worldwide Corp., 3-month LIBOR + 0.450%, 2.088%, 4/05/2023, 144A(b)	99,574
7,000	United Technologies Corp., 3.650%, 8/16/2023	7,361
35,000	Westinghouse Air Brake Technologies Corp., 3-month LIBOR + 1.300%, 2.041%, 9/15/2021(b)	33,974
100,000	WW Grainger, Inc., 1.850%, 2/15/2025	100,093

		526,270

	Electric – 5.8%
25,000	Alliant Energy Finance LLC, 3.750%, 6/15/2023, 144A	25,845
65,000	Alliant Energy Finance LLC, 4.250%, 6/15/2028, 144A	65,509
130,000	American Electric Power Co., Inc., 2.150%, 11/13/2020	129,039
35,000	American Electric Power Co., Inc., 2.300%, 3/01/2030	32,636
135,000	American Electric Power Co., Inc., Series I, 3.650%, 12/01/2021	136,661
35,000	Consolidated Edison Co. of New York, Inc., Series 20A, 3.350%, 4/01/2030	36,017
30,000	Dominion Energy, Inc., 3.071%, 8/15/2024	29,907
75,000	Dominion Energy, Inc., Series B, 3.600%, 3/15/2027	76,263
110,000	DTE Energy Co., 2.250%, 11/01/2022	108,702
5,000	Edison International, 2.125%, 4/15/2020	4,994
5,000	Edison International, 4.950%, 4/15/2025	4,989
125,000	Eversource Energy, Series N, 3.800%, 12/01/2023(a)	133,153
70,000	Exelon Corp., 2.450%, 4/15/2021	69,388
15,000	Exelon Corp., 4.050%, 4/15/2030	15,150
35,000	Florida Power & Light Co., 2.850%, 4/01/2025	36,491
70,000	National Rural Utilities Cooperative Finance Corp., MTN, 2.900%, 3/15/2021	70,118
105,000	NextEra Energy Capital Holdings, Inc., 2.403%, 9/01/2021	104,907
25,000	Oklahoma Gas & Electric Co., 3.250%, 4/01/2030	25,026
115,000	PNM Resources, Inc., 3.250%, 3/09/2021	115,728
35,000	PSEG Power LLC, 3.850%, 6/01/2023	35,607

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Electric – continued
$ 30,000	Southern California Edison Co., 2.250%, 6/01/2030	$27,086
90,000	Southern California Edison Co., Series A, 2.900%, 3/01/2021(a)	89,746
75,000	Vistra Operations Co. LLC, 3.700%, 1/30/2027, 144A	66,765
135,000	WEC Energy Group, Inc., 3.100%, 3/08/2022	136,567
130,000	Wisconsin Public Service Corp., 3.350%, 11/21/2021(a)	130,668
10,000	Xcel Energy, Inc., 3.400%, 6/01/2030	10,128

		1,717,090

	Finance Companies – 1.4%
110,000	Air Lease Corp., 2.500%, 3/01/2021	101,171
150,000	Ares Capital Corp., 3.250%, 7/15/2025	119,049
70,000	Aviation Capital Group LLC, 3.875%, 5/01/2023, 144A	65,413
35,000	FS KKR Capital Corp., 4.125%, 2/01/2025	28,462
15,000	Navient Corp., 5.000%, 3/15/2027	12,895
80,000	Navient Corp., MTN, 7.250%, 1/25/2022	77,145
20,000	Oaktree Specialty Lending Corp., 3.500%, 2/25/2025	17,939

		422,074

	Financial Other – 0.5%
25,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.250%, 5/15/2027	23,094
110,000	ORIX Corp., 2.900%, 7/18/2022(a)	112,837

		135,931

	Food & Beverage – 1.5%
130,000	Archer-Daniels-Midland Co., 3.375%, 3/15/2022(a)	132,911
90,000	Bunge Ltd. Finance Corp., 4.350%, 3/15/2024	88,011
35,000	General Mills, Inc., 2.875%, 4/15/2030	34,930
50,000	Hershey Co. (The), 2.900%, 5/15/2020(a)	49,999
10,000	Kraft Heinz Foods Co., 3-month LIBOR + 0.570%, 2.304%, 2/10/2021(b)	9,459
45,000	PepsiCo, Inc., 2.625%, 3/19/2027	47,239
15,000	Sysco Corp., 2.400%, 2/15/2030	12,309
75,000	Sysco Corp., 5.650%, 4/01/2025	78,079

		452,937

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Gaming – 0.1%
$ 45,000	GLP Capital LP/GLP Financing II, Inc., 5.250%, 6/01/2025	$41,625

	Health Insurance – 0.1%
25,000	Centene Corp., 3.375%, 2/15/2030, 144A	23,250

	Healthcare – 2.5%
75,000	Baxter International, Inc., 3.750%, 10/01/2025, 144A	79,489
112,000	Becton Dickinson and Co., 3-month LIBOR + 0.875%, 2.250%, 12/29/2020(b)	108,220
20,000	Cigna Corp., 2.400%, 3/15/2030	18,943
57,000	Cigna Corp., 3.750%, 7/15/2023(a)	58,603
145,000	CVS Health Corp., 3.700%, 3/09/2023	150,607
135,000	McKesson Corp., 3.650%, 11/30/2020	135,970
10,000	Thermo Fisher Scientific, Inc., 4.497%, 3/25/2030	11,241
140,000	Zimmer Biomet Holdings, Inc., 3-month LIBOR + 0.750%, 1.802%, 3/19/2021(b)	138,313
35,000	Zimmer Biomet Holdings, Inc., 3.050%, 1/15/2026	34,354

		735,740

	Home Construction – 0.1%
30,000	Mattamy Group Corp., 4.625%, 3/01/2030, 144A	26,077

	Independent Energy – 0.3%
105,000	EQT Corp., 6.125%, 2/01/2025	80,860

	Integrated Energy – 1.1%
135,000	BP Capital Markets PLC, 3-month LIBOR + 0.250%, 1.933%, 11/24/2020(a)(b)	132,718
40,000	Exxon Mobil Corp., 1.902%, 8/16/2022	40,137
75,000	Exxon Mobil Corp., 3.294%, 3/19/2027	80,433
70,000	Total Capital International S.A., 2.218%, 7/12/2021	70,178

		323,466

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Leisure – 0.4%
$ 135,000	Royal Caribbean Cruises Ltd., 2.650%, 11/28/2020	$121,573

	Life Insurance – 4.1%
50,000	AIG Global Funding, 2.300%, 7/01/2022, 144A	49,764
80,000	American International Group, Inc., 3.300%, 3/01/2021	80,059
75,000	Athene Global Funding, 2.500%, 1/14/2025, 144A	70,647
105,000	Equitable Holdings, Inc., 3.900%, 4/20/2023	104,061
115,000	Guardian Life Global Funding, 3.400%, 4/25/2023, 144A(a)	117,636
150,000	Jackson National Life Global Funding, SOFRRATE + 0.600%, 1.787%, 1/06/2023, 144A(b)	144,975
135,000	Jackson National Life Global Funding, 3.300%, 2/01/2022, 144A(a)	137,734
20,000	Jackson National Life Global Funding, 3.875%, 6/11/2025, 144A(a)	21,598
150,000	Metropolitan Life Global Funding I, 1.950%, 1/13/2023, 144A	146,837
150,000	Metropolitan Life Global Funding I, 3.450%, 10/09/2021, 144A(a)	151,625
120,000	New York Life Global Funding, 2.000%, 4/09/2020, 144A(a)	120,012
70,000	Reliance Standard Life Global Funding II, 2.150%, 1/21/2023, 144A	68,350

		1,213,298

	Lodging – 0.5%
45,000	Marriott International, Inc., 2.125%, 10/03/2022	40,501
130,000	Marriott International, Inc., Series Y, 3-month LIBOR + 0.600%, 2.180%, 12/01/2020(b)	121,653

		162,154

	Media Entertainment – 0.7%
20,000	Fox Corp., 3.050%, 4/07/2025	19,969
25,000	Interpublic Group of Cos., Inc. (The), 3.500%, 10/01/2020	24,621
100,000	ViacomCBS, Inc., 2.900%, 6/01/2023	93,637
75,000	ViacomCBS, Inc., 4.750%, 5/15/2025	75,350

		213,577

	Metals & Mining – 0.4%
90,000	Freeport-McMoRan, Inc., 4.125%, 3/01/2028	78,525
20,000	Glencore Funding LLC, 4.125%, 3/12/2024, 144A	18,385

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Metals & Mining – continued
$ 30,000	Newmont Corp., 2.250%, 10/01/2030	$27,875

		124,785

	Midstream – 1.7%
85,000	Buckeye Partners LP, 4.125%, 3/01/2025, 144A	71,655
80,000	Dominion Energy Gas Holdings LLC, 2.800%, 11/15/2020	79,589
105,000	EQM Midstream Partners LP, Series 5Y, 4.750%, 7/15/2023	75,989
85,000	Midwest Connector Capital Co. LLC, 3.625%, 4/01/2022, 144A	81,674
25,000	MPLX LP, 3-month LIBOR + 0.900%, 1.899%, 9/09/2021(b)	23,623
120,000	MPLX LP, 3.375%, 3/15/2023	108,396
75,000	ONEOK, Inc., 3.100%, 3/15/2030	56,288

		497,214

	Natural Gas – 0.4%
120,000	CenterPoint Energy Resources Corp., 3.550%, 4/01/2023	121,248

	Non-Agency Commercial Mortgage-Backed Securities – 0.6%
184,136	Benchmark Mortgage Trust, Series 2019-B10, Class A1, 2.793%, 3/15/2062(a)	186,541

	Oil Field Services – 0.2%
65,000	Halliburton Co., 2.920%, 3/01/2030	50,223
35,000	National Oilwell Varco, Inc., 3.600%, 12/01/2029	26,128

		76,351

	Packaging – 0.1%
20,000	Avery Dennison Corp., 2.650%, 4/30/2030	18,645

	Paper – 0.2%
55,000	Graphic Packaging International LLC, 3.500%, 3/15/2028, 144A	49,484

	Pharmaceuticals – 2.4%
75,000	AbbVie, Inc., 2.150%, 11/19/2021, 144A	74,899
150,000	Amgen, Inc., 2.200%, 5/11/2020(a)	149,989
105,000	Amgen, Inc., 2.200%, 2/21/2027	103,945
135,000	AstraZeneca PLC, 3.500%, 8/17/2023(a)	142,156

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Pharmaceuticals – continued
$ 60,000	Bayer U.S. Finance II LLC, 3.375%, 7/15/2024, 144A	$60,244
10,000	Bristol-Myers Squibb Co., 2.000%, 8/01/2022	10,079
45,000	Bristol-Myers Squibb Co., 3.550%, 8/15/2022, 144A	47,436
75,000	Novartis Capital Corp., 2.200%, 8/14/2030	76,770
60,000	Pfizer, Inc., 3.200%, 9/15/2023(a)	63,176

		728,694

	Property & Casualty Insurance – 1.1%
80,000	Allstate Corp. (The), 3-month LIBOR + 0.630%, 2.005%, 3/29/2023(b)	75,659
150,000	AON Corp., 2.200%, 11/15/2022	149,310
25,000	Assurant, Inc., 4.200%, 9/27/2023	26,559
70,000	Marsh & McLennan Cos., Inc., 3.500%, 12/29/2020	70,518

		322,046

	Railroads – 0.0%
5,000	Canadian Pacific Railway Co., 2.050%, 3/05/2030	4,648

	Refining – 0.3%
85,000	Phillips 66, 3-month LIBOR + 0.600%, 2.247%, 2/26/2021(b)	79,512

	REITs - Diversified – 0.4%
125,000	Digital Realty Trust LP, 2.750%, 2/01/2023	124,290

	REITs - Mortgage – 0.2%
35,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.250%, 2/01/2027, 144A	27,650
35,000	Starwood Property Trust, Inc., 3.625%, 2/01/2021	32,728

		60,378

	REITs - Office Property – 0.1%
35,000	Alexandria Real Estate Equities, Inc., 4.900%, 12/15/2030	37,980

	REITs - Regional Malls – 0.4%
125,000	Simon Property Group LP, 2.625%, 6/15/2022(a)	123,111

	Restaurants – 0.7%
15,000	McDonald’s Corp., MTN, 2.125%, 3/01/2030	13,857

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Restaurants – continued
$ 80,000	McDonald’s Corp., MTN, 3.500%, 7/01/2027	$84,042
105,000	Starbucks Corp., 2.000%, 3/12/2027	98,875

		196,774

	Retailers – 1.7%
110,000	Alimentation Couche-Tard, Inc., 2.700%, 7/26/2022, 144A	108,742
18,000	Dollar Tree, Inc., 3-month LIBOR + 0.700%, 2.536%, 4/17/2020(b)	17,996
60,000	Home Depot, Inc. (The), 2.500%, 4/15/2027	60,471
130,000	Home Depot, Inc. (The), 3.250%, 3/01/2022(a)	134,537
20,000	Lowe’s Cos., Inc., 4.500%, 4/15/2030	22,041
85,000	NIKE, Inc., 2.750%, 3/27/2027	88,323
25,000	Target Corp., 2.350%, 2/15/2030	24,975
60,000	TJX Cos., Inc. (The), 3.750%, 4/15/2027	61,432

		518,517

	Technology – 3.3%
15,000	Amphenol Corp., 2.050%, 3/01/2025	14,183
70,000	Broadcom, Inc., 3.125%, 4/15/2021, 144A	69,238
105,000	Genpact Luxembourg S.a.r.l., 3.700%, 4/01/2022	106,887
150,000	Hewlett Packard Enterprise Co., 3-month LIBOR + 0.680%, 1.464%, 3/12/2021(b)	145,137
110,000	IBM Credit LLC, 2.650%, 2/05/2021(a)	110,376
135,000	IBM Credit LLC, 3.600%, 11/30/2021(a)	139,549
75,000	Intel Corp., 3.750%, 3/25/2027	83,254
70,000	Marvell Technology Group Ltd., 4.200%, 6/22/2023	71,566
20,000	Microchip Technology, Inc., 3.922%, 6/01/2021	19,488
35,000	NVIDIA Corp., 2.850%, 4/01/2030	36,526
60,000	Open Text Corp., 3.875%, 2/15/2028, 144A	56,645
75,000	Oracle Corp., 2.800%, 4/01/2027	76,109
5,000	Science Applications International Corp., 4.875%, 4/01/2028, 144A	4,800
20,000	Seagate HDD Cayman, 4.875%, 3/01/2024	19,928
40,000	Texas Instruments, Inc., 1.375%, 3/12/2025	39,694

		993,380

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Tobacco – 0.5%
$ 95,000	Altria Group, Inc., 3.800%, 2/14/2024(a)	$96,291
60,000	BAT Capital Corp., 4.700%, 4/02/2027	60,970

		157,261

	Transportation Services – 1.4%
60,000	FedEx Corp., 3.400%, 1/14/2022	60,346
100,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 3.650%, 7/29/2021, 144A	101,242
80,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.125%, 8/01/2023, 144A	82,625
30,000	Ryder System, Inc., MTN, 2.875%, 6/01/2022	30,093
25,000	Ryder System, Inc., MTN, 3.750%, 6/09/2023	25,094
35,000	Ryder System, Inc., MTN, 3.875%, 12/01/2023	35,693
75,000	United Parcel Service, Inc., 3.900%, 4/01/2025	81,427

		416,520

	Treasuries – 2.4%
575,000	U.S. Treasury Note, 1.500%, 8/15/2022(a)	592,228
115,000	U.S. Treasury Note, 1.500%, 11/30/2021	117,457

		709,685

	Wirelines – 0.3%
75,000	Verizon Communications, Inc., 3.000%, 3/22/2027	79,014

	Total Bonds and Notes (Identified Cost $29,610,067)	29,305,502

Short-Term Investments – 1.1%
325,270	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2020 at 0.000% to be repurchased at $325,270 on 4/01/2020 collateralized by $320,000 U.S. Treasury Inflation Indexed Note, 0.625% due 4/15/2023 valued at $336,635 including accrued interest(e) (Identified Cost $325,270)	325,270

	Total Investments – 99.7% (Identified Cost $29,935,337)	29,630,772
	Other assets less liabilities – 0.3%	100,587

	Net Assets – 100.0%	$29,731,359

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows: Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(b)	Variable rate security. Rate as of March 31, 2020 is disclosed.
(c)	Level 3 security. Value has been determined using significant unobservable inputs.
(d)	Fair valued by the Fund’s adviser. At March 31, 2020, the value of these securities amounted to $10,472 or less than 0.1% of net assets.
(e)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2020, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

144A

All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2020, the value of Rule 144A holdings amounted to $5,952,888 or 20.0% of net assets.

ABS	Asset-Backed Securities
CMT	Constant Maturity Treasury
FHLMC	Federal Home Loan Mortgage Corp.
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At March 31, 2020, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2 Year U.S. Treasury Note	6/30/2020	27	$5,867,487	$5,950,336	$82,849

At March 31, 2020, open short futures contracts were as follows:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
5 Year U.S. Treasury Note	6/30/2020	10	$1,216,224	$1,253,594	$(37,370)
10 Year U.S. Treasury Note	6/19/2020	17	2,282,354	2,357,688	(75,334)

Total					$(112,704)

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2020, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Collateralized Mortgage Obligations	$—	$1,213,089	$10,472	(a)	$1,223,561
All Other Bonds and Notes*	—	28,081,941	—		28,081,941

Total Bonds and Notes	—	29,295,030	10,472		29,305,502

Short-Term Investments	—	325,270	—		325,270
Futures Contracts (unrealized appreciation)	82,849	—	—		82,849

Total	$82,849	$29,620,300	$10,472		$29,713,621

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(112,704)	$—	$—	$(112,704)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Fair valued by the Fund’s adviser.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. The Fund’s adviser may use internally developed models to validate broker-dealer bid prices that are only available from a single broker or market maker. Such securities are considered and classified as fair valued. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2019 and/or March 31, 2020:

Asset Valuation Inputs

Investments in Securities	Balance as of December 31, 2019	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2020	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2020
Bonds and Notes Collateralized Mortgage Obligations	$15,131	$—	$1	$62	$—	$(4,722)	$—	$—	$10,472	$46

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include futures contracts.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. During the period ended March 31, 2020, the Fund used futures contracts to manage duration.

The following is a summary of derivative instruments for the Fund, as of March 31, 2020:

Assets	Unrealized appreciation on futures contracts
Exchange-traded asset derivatives
Interest rate contracts	$82,849

Liabilities	Unrealized depreciation on futures contracts
Exchange-traded liability derivatives
Interest rate contracts	$(112,704)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, as of March 31, 2020:

Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
$36,972	$36,972

Industry Summary at March 31, 2020 (Unaudited)

ABS Car Loan	17.9%
Banking	17.4
Electric	5.8
Automotive	5.7
Collateralized Mortgage Obligations	4.1
Life Insurance	4.1
Technology	3.3
ABS Credit Card	3.3
Healthcare	2.5
Pharmaceuticals	2.4
Treasuries	2.4
Other Investments, less than 2% each	29.7
Short-Term Investments	1.1

Total Investments	99.7
Other assets less liabilities (including futures contracts)	0.3

Net Assets	100.0%